Fair Value Measurements (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 26, 2022	Mar. 31, 2021
Fair Value Measurements (Details) [Line Items]
Preferred Stock , share issued (in Shares)						1,000,000
Preferred Stock, Per share (in Dollars per share)						$ 0.0001
Intrinsic value	$ 1,931
Preferred Stock fair value				$ 5,816
Fair of debt proceeds		$ 1,527,000	$ 1,527,000
Common stock warrants description				The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the SVB March 2021 Note or as an asset in connection with the SCI June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. As of December 31, 2021, none of these warrants have been exercised.
Fair value of the private warrants				$ 144
Embedded derivative had a fair value				$ 4,094
Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Fair of debt proceeds							$ 2,316,000
Series B Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Increase in fair value	$ 269,000
Expected dividend yield				0.00%
Preferred Stock , share issued (in Shares)	101,574
Series B Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Preferred Stock , share issued (in Shares)				6,065,646
Preferred Stock, Per share (in Dollars per share)	$ 1.97
Change in fair value	$ 200,000
Series C Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Increase in fair value					$ 318,000
Change in fair value				$ 3,812,000
Aggregate fair value				$ 0	$ 2,004,000
Series C Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Preferred Stock , share issued (in Shares)				1,023,631
Preferred Stock fair value				$ 5,816,000
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Net issuance (in Shares)				673,416
Series C Warrants April 2013 [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value		$ 611
Series C Warrants November 2013 [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value			$ 864
SVB March 2021 Note [Member]
Fair Value Measurements (Details) [Line Items]
Fair of debt proceeds				$ 2,316
SCI June 2021 Note [Member]
Fair Value Measurements (Details) [Line Items]
Fair of debt proceeds				$ 1,526